Disclosure of detailed information about commodity price risk (Details) - Commodity price risk [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Silver [Member]
Statement [Line Items]
Confidence interval	10.00%
Value at risk	$ 1,181
Gold [Member]
Statement [Line Items]
Confidence interval	10.00%
Value at risk	$ 1,121
Lead [Member]
Statement [Line Items]
Confidence interval	10.00%
Value at risk	$ 105
Zinc [Member]
Statement [Line Items]
Confidence interval	10.00%
Value at risk	$ 107